PROPERY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 110,415	$ 238,432
Less: Accumulated depreciation	(88,545)	(193,800)
Property and equipment, net	21,870	44,632
Depreciation expense	22,762	25,324
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 110,415	$ 238,432
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years